Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal:
Current	$ 0	$ 0
Deferred	0	0
Federal income tax expense (benefit)	0	0
State:
Current	9	9
Deferred	0	0
State income tax expense (benefit)	9	9
Income tax expense	$ 9	$ 9